Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 23,765
Less: Accumulated depreciation	424
Total, net	23,341
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 23,765